Stockpiles and ore on leach pads, net (Tables) - Minera Yanacocha SRL and subsidiary [Member]	12 Months Ended
Dec. 31, 2021
Disclosure of stockpiles and ore on leach pads [Line Items]
Schedule of stockpiles and ore on leach pads, net
(a)	This caption is made up as follows:

	2021	2020
	US$(000)	US$(000)

Current portion -
Stockpiles	—	7,363
Ore on leach pads	111,358	124,364
Net realizable value adjustment (b)	(1,259)	(10,212)

	110,099	121,515

Non-current portion -
Stockpiles	39,627	33,088
Ore on leach pads	44,546	39,674
Net realizable value adjustment (b)	—	(3,075)

	84,173	69,687

Schedule of provision for net realizable value
(b)	The provision for net realizable value adjustment had the following movement during the years 2021, 2020 and 2019:

	2021	2020	2019
	US$(000)	US$(000)	US$(000)

Opening balance, note 19	13,287	47,925	62,540
Provision	14,137	37,880	90,365
Reversal of provision	(26,165)	(72,518)	(63,778)

Ending balance, note 19	1,259	13,287	89,127